Fair Value Measurements - Schedule of initial measurement (Detail) - $ / shares	Sep. 30, 2020	Sep. 29, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Risk-free interest rate	0.30%	0.30%
Expected term to initial business combination (years)	7 months 6 days	7 months 6 days
Expected volatility	15.00%	15.00%
Exercise price	$ 11.50	$ 11.50
Fair value of Units	$ 10.14	$ 10.12